                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wohl Capital Management
            ------------------------------------------
Address:     2180 Sand Hill Road #400
            ------------------------------------------
             Menlo Park, CA 94025
            ------------------------------------------


 Form 13F File Number:     28-11704
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Wohl
          --------------------------------------------
Title:     Portfolio Manger
          --------------------------------------------
Phone:     (650) 233-1023
          --------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Daniel Wohl                   CA                      August 14th, 2007
---------------------      ----------------------------      -----------------
    [Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       None
                                              -----------------------

Form 13F Information Table Entry Total:                    47
                                              -----------------------

Form 13F Information Table Value Total:          $101,315,787
                                              -----------------------
                                                    (thousands)


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                           FORM 13F INFORMATION TABLE


Column 1                           Column 2   Column 3  Column 4          Column 5        Column 6   Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                  Title of    Cusip       Value     Shr/Prn   SH   PUT   Investment   Other
Name Of Issuer                     Class      Number     [x$1000]    Amount   PRN  CALL  Discretion  Managers    Sole  Shared  Other
------------------------------------------------------------------------------------------------------------------------------------
AIR T INC                           COMM     009207101     486816     48633   SH         Sole                    48633
ALPHA PRO TECH LTD                  COMM     020772109     895847    328149   SH         Sole                   328149
AMERICAN CARESOURCE HOLDING INC     COMM     02505A103     413522    258451   SH         Sole                   258451
ASTRONICS CORP                      COMM     046433108     475800     15000   SH         Sole                    15000
BARRY R G CORP OHIO                 COMM     068798107    1232400    104000   SH         Sole                   104000
BE AEROSPACE INC                    COMM     073302101     413000     10000   SH         Sole                    10000
COINMACH SVC CORP INCOME DEP SEC    COMM     19259W107    2185700    110000   SH         Sole                   110000
CORE MARK HLDG CO INC               COMM     218681104    1257033     34937   SH         Sole                    34937
CRAWFORD & CO CL A                  COMM     224633206     388065     61500   SH         Sole                    61500
DIALYSIS CORP AMER CL A             COMM     252529102     807448     78393   SH         Sole                    78393
EXPRESS SCRIPTS INC COM FORMERLY    COMM     302182100     500100     10000   SH         Sole                    10000
FLOTEK INDS INC DEL                 COMM     343389102    9801825    163500   SH         Sole                   163500
FULL HOUSE RESORTS INC              COMM     359678109    1500000    400000   SH         Sole                   400000
HAYNES INTL INC COM NEW             COMM     420877201    4263715     50500   SH         Sole                    50500
HEMOSENSE INC                       COMM     423691104     897897    100100   SH         Sole                   100100
HIRSCH INTERNATIONAL CORP CL A      COMM     433550100    1271133    306297   SH         Sole                   306297
I TRAX INC NEW FORMERLY I TRAX C    COMM     45069D203    6699680   1610500   SH         Sole                  1610500
INTERNATIONAL ABSORBENTS INC COM    COMM     45885E203     481536     79200   SH         Sole                    79200
K V PHARMACEUTICAL CO CL A          COMM     482740206    4971300    182500   SH         Sole                   182500
L S I INDS INC FORMERLY L S I LT    COMM     50216C108    1109532     61985   SH         Sole                    61985
LIFE PARTNERS HLDGS INC             COMM     53215T106    2557530     78500   SH         Sole                    78500
LODGENET ENTMT CORP                 COMM     540211109    1307920     40796   SH         Sole                    40796
MERGE TECHNOLOGIES INC              COMM     589981109     522400     80000   SH         Sole                    80000
NTR ACQUISITION CO                  COMM     629415100     820841     86678   SH         Sole                    86678
NTR ACQUISITION CORP WT EXP 06/2    WARR     629415118     176400    140000   SH         Sole                   140000
NTR ACQ CO UNIT 1 COM & 1 WT EXP    EQUN     629415209    1296000    120000   SH         Sole                   120000
NEWMARKET CORP                      COMM     651587107    2689372     55600   SH         Sole                    55600
NUTRI SYS INC NEW COM               COMM     67069D108    3492500     50000   SH         Sole                    50000
OMEGA PROTEIN CORP                  COMM     68210P107     134270     14500   SH         Sole                    14500
OVERHILL FARMS INC                  COMM     690212105    3467540    617000   SH         Sole                   617000
PRG SCHULTZ INTL INC COM NEW        COMM     69357C503    8109000    510000   SH         Sole                   510000
PENFORD CORP                        COMM     707051108    5906102    216420   SH         Sole                   216420
PINNACLE AIRL CORP                  COMM     723443107    1500000     80000   SH         Sole                    80000
PRICESMART INC                      COMM     741511109     494600     20000   SH         Sole                    20000
QC HLDGS INC                        COMM     74729T101     537330     35822   SH         Sole                    35822
RURAL CELLULAR CORP CL A            COMM     781904107     985725     22500   SH         Sole                    22500
SM&A                                COMM     78465D105     919095    131112   SH         Sole                   131112
SIFCO INDUSTRIES INC                COMM     826546103     749068     40100   SH         Sole                    40100
SILVERLEAF RESORTS INC              COMM     828395103     306366     51490   SH         Sole                    51490
SPECTRUM CONTROL INC                COMM     847615101    1953303    115717   SH         Sole                   115717
SYNIVERSE HLDGS INC                 COMM     87163F106     527260     41000   SH         Sole                    41000
TECUMSEH PRODS CO CL A              COMM     878895200     933048     59392   SH         Sole                    59392
TRANSCEND SERVICES INC NEW          COMM     893929208    5494230    290700   SH         Sole                   290700
UNIVERSAL PWR GROUP INC COM         COMM     913788105     260360     56600   SH         Sole                    56600
UNIVERSAL HEALTH SVCS INC CL B      COMM     913903100    4920000     80000   SH         Sole                    80000
WASTE SVCS INC DEL COM NEW          COMM     941075202    2430000    200000   SH         Sole                   200000
FOSTER WHEELER LTD SHS NEW ISIN     COMM     G36535139    8773180     82000   SH         Sole                    82000

                                                        101315787
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